Patents and other intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Patents and Other Intangibles

	Patents	Software	Total
	$	$	$
Cost
As at January 1, 2025	1,147,998	383,506	1,531,504
Additions	127,135	-	127,135
As at December 31, 2025	1,275,133	383,506	1,658,639

Accumulated amortization
As at January 1, 2025	(473,662)	(168,022)	(641,684)
Charge	(94,723)	(47,046)	(141,769)
As at December 31, 2025	(568,385)	(215,068)	(783,453)

Cost
As at January 1, 2026	1,275,133	383,506	1,658,639
Additions	42,481	-	42,481
Impairment	(1,317,614)	-	(1,317,614)
As at June 30, 2026	-	383,506	383,506

Accumulated amortization
As at January 1, 2026	(568,385)	(215,068)	(783,453)
Charge	(53,049)	(22,314)	(75,363)
Impairment	621,434	-	621,434
As at June 30, 2026	-	(237,382)	(237,382)

Net book value
As at December 31, 2025	706,748	168,438	875,186
As at June 30, 2026	-	146,124	146,124